Earnings (Loss) Per Share - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 26, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		34,965	34,965	0
Preferred stock, par value (usd per share)		$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock, par value, $0.0001 per share; 1,000,000 shares authorized; 34,965 shares and 34,965 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively		$ 34,965	$ 34,965	$ 0
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	34,965
Preferred stock, par value (usd per share)	$ 1,000
Series A Preferred Stock, par value, $0.0001 per share; 1,000,000 shares authorized; 34,965 shares and 34,965 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	$ 35,000	$ 37,700
Preferred stock, dividend rate until the 18-month anniversary of the closing date	6.00%
Preferred stock, dividend payment term	18 months
Preferred stock, dividend rate thereafter	10.00%
Preferred dividends declared			$ 1,600